Investments - Additional Information (Details) - EBP 003 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Cash dividends received	$ 162,707	$ 152,814
Worthington Enterprises Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Number of shares held	255,862	267,705